Credit quality of loans and advances to banks and customers (Details) - GBP (£) £ in Millions	Jun. 30, 2023	Dec. 31, 2022
Schedule Of Credit Quality Of Assets [Line Items]
Net carrying amount	£ 9,251	£ 8,363
Loans and advances to customers	431,645	435,627
Gross drawn exposures
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	436,348	440,102
Gross drawn exposures | Total Retail
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	364,880	367,010
Gross drawn exposures | Retail – UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	307,771	312,338
Gross drawn exposures | Retail – credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	15,578	14,992
Gross drawn exposures | Retail – loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	10,852	10,317
Gross drawn exposures | Retail – UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	15,184	14,573
Gross drawn exposures | Retail – other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	15,495	14,790
Gross drawn exposures | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	75,143	76,290
Gross drawn exposures | Other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	(3,675)	(3,198)
Expected credit loss allowance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	4,703	4,475
Expected credit loss allowance | Total Retail
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	2,958	2,816
Expected credit loss allowance | Retail – UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	1,329	1,207
Expected credit loss allowance | Retail – credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	671	666
Expected credit loss allowance | Retail – loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	622	610
Expected credit loss allowance | Retail – UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	249	250
Expected credit loss allowance | Retail – other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	87	83
Expected credit loss allowance | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	1,745	1,659
Expected credit loss allowance | Other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Gross drawn exposures
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	358,726	362,766
Stage 1 | Gross drawn exposures | Total Retail
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	299,931	303,454
Stage 1 | Gross drawn exposures | Retail – UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	251,013	257,517
Stage 1 | Gross drawn exposures | Retail – credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	12,210	11,416
Stage 1 | Gross drawn exposures | Retail – loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	9,075	8,357
Stage 1 | Gross drawn exposures | Retail – UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	12,836	12,174
Stage 1 | Gross drawn exposures | Retail – other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	14,797	13,990
Stage 1 | Gross drawn exposures | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	62,470	62,510
Stage 1 | Gross drawn exposures | Other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	(3,675)	(3,198)
Stage 1 | Expected credit loss allowance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	758	678
Stage 1 | Expected credit loss allowance | Total Retail
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	572	486
Stage 1 | Expected credit loss allowance | Retail – UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	116	91
Stage 1 | Expected credit loss allowance | Retail – credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	134	120
Stage 1 | Expected credit loss allowance | Retail – loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	186	169
Stage 1 | Expected credit loss allowance | Retail – UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	118	93
Stage 1 | Expected credit loss allowance | Retail – other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	18	13
Stage 1 | Expected credit loss allowance | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	186	192
Stage 1 | Expected credit loss allowance | Other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Gross drawn exposures
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	61,418	60,103
Stage 2 | Gross drawn exposures | Total Retail
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	52,037	49,671
Stage 2 | Gross drawn exposures | Retail – UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	44,643	41,783
Stage 2 | Gross drawn exposures | Retail – credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	3,066	3,287
Stage 2 | Gross drawn exposures | Retail – loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	1,535	1,713
Stage 2 | Gross drawn exposures | Retail – UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	2,226	2,245
Stage 2 | Gross drawn exposures | Retail – other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	567	643
Stage 2 | Gross drawn exposures | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	9,381	10,432
Stage 2 | Gross drawn exposures | Other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Expected credit loss allowance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	1,776	1,792
Stage 2 | Expected credit loss allowance | Total Retail
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	1,383	1,394
Stage 2 | Expected credit loss allowance | Retail – UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	572	552
Stage 2 | Expected credit loss allowance | Retail – credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	414	433
Stage 2 | Expected credit loss allowance | Retail – loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	308	315
Stage 2 | Expected credit loss allowance | Retail – UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	71	76
Stage 2 | Expected credit loss allowance | Retail – other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	18	18
Stage 2 | Expected credit loss allowance | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	393	398
Stage 2 | Expected credit loss allowance | Other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Gross drawn exposures
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	7,855	7,611
Stage 3 | Gross drawn exposures | Total Retail
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	4,563	4,263
Stage 3 | Gross drawn exposures | Retail – UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	3,766	3,416
Stage 3 | Gross drawn exposures | Retail – credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	302	289
Stage 3 | Gross drawn exposures | Retail – loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	242	247
Stage 3 | Gross drawn exposures | Retail – UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	122	154
Stage 3 | Gross drawn exposures | Retail – other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	131	157
Stage 3 | Gross drawn exposures | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	3,292	3,348
Stage 3 | Gross drawn exposures | Other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Expected credit loss allowance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	1,894	1,752
Stage 3 | Expected credit loss allowance | Total Retail
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	728	683
Stage 3 | Expected credit loss allowance | Retail – UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	366	311
Stage 3 | Expected credit loss allowance | Retail – credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	123	113
Stage 3 | Expected credit loss allowance | Retail – loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	128	126
Stage 3 | Expected credit loss allowance | Retail – UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	60	81
Stage 3 | Expected credit loss allowance | Retail – other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	51	52
Stage 3 | Expected credit loss allowance | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	1,166	1,069
Stage 3 | Expected credit loss allowance | Other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Gross drawn exposures
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	8,349	9,622
POCI | Gross drawn exposures | Total Retail
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	8,349	9,622
POCI | Gross drawn exposures | Retail – UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	8,349	9,622
POCI | Gross drawn exposures | Retail – credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Gross drawn exposures | Retail – loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Gross drawn exposures | Retail – UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Gross drawn exposures | Retail – other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Gross drawn exposures | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Gross drawn exposures | Other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Expected credit loss allowance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	275	253
POCI | Expected credit loss allowance | Total Retail
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	275	253
POCI | Expected credit loss allowance | Retail – UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	275	253
POCI | Expected credit loss allowance | Retail – credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Expected credit loss allowance | Retail – loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Expected credit loss allowance | Retail – UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Expected credit loss allowance | Retail – other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Expected credit loss allowance | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Expected credit loss allowance | Other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
CMS | Gross drawn exposures | Other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	(3,675)	(3,198)
CMS | Expected credit loss allowance | Other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
CMS | Stage 1 | Gross drawn exposures | Other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	(3,675)	(3,198)
CMS | Stage 1 | Expected credit loss allowance | Other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
CMS | Stage 2 | Gross drawn exposures | Other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
CMS | Stage 2 | Expected credit loss allowance | Other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
CMS | Stage 3 | Gross drawn exposures | Other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
CMS | Stage 3 | Expected credit loss allowance | Other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
CMS | POCI | Gross drawn exposures | Other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
CMS | POCI | Expected credit loss allowance | Other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
CMS 1–5 | Gross drawn exposures | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	12,228	11,920
CMS 1–5 | Expected credit loss allowance | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	5	2
CMS 1–5 | Stage 1 | Gross drawn exposures | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	12,183	11,906
CMS 1–5 | Stage 1 | Expected credit loss allowance | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	5	2
CMS 1–5 | Stage 2 | Gross drawn exposures | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	45	14
CMS 1–5 | Stage 2 | Expected credit loss allowance | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
CMS 1–5 | Stage 3 | Gross drawn exposures | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
CMS 1–5 | Stage 3 | Expected credit loss allowance | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
CMS 1–5 | POCI | Gross drawn exposures | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers		0
CMS 1–5 | POCI | Expected credit loss allowance | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers		0
CMS 6–10 | Gross drawn exposures | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	18,222	16,982
CMS 6–10 | Expected credit loss allowance | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	26	23
CMS 6–10 | Stage 1 | Gross drawn exposures | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	18,031	16,689
CMS 6–10 | Stage 1 | Expected credit loss allowance | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	25	21
CMS 6–10 | Stage 2 | Gross drawn exposures | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	191	293
CMS 6–10 | Stage 2 | Expected credit loss allowance | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	1	2
CMS 6–10 | Stage 3 | Gross drawn exposures | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
CMS 6–10 | Stage 3 | Expected credit loss allowance | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
CMS 6–10 | POCI | Gross drawn exposures | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
CMS 6–10 | POCI | Expected credit loss allowance | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
CMS 11–14 | Gross drawn exposures | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	34,369	35,609
CMS 11–14 | Expected credit loss allowance | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	219	206
CMS 11–14 | Stage 1 | Gross drawn exposures | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	29,616	30,646
CMS 11–14 | Stage 1 | Expected credit loss allowance | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	121	123
CMS 11–14 | Stage 2 | Gross drawn exposures | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	4,753	4,963
CMS 11–14 | Stage 2 | Expected credit loss allowance | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	98	83
CMS 11–14 | Stage 3 | Gross drawn exposures | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
CMS 11–14 | Stage 3 | Expected credit loss allowance | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
CMS 11–14 | POCI | Gross drawn exposures | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
CMS 11–14 | POCI | Expected credit loss allowance | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
CMS 15–18 | Gross drawn exposures | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	5,993	7,609
CMS 15–18 | Expected credit loss allowance | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	229	285
CMS 15–18 | Stage 1 | Gross drawn exposures | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	2,631	3,257
CMS 15–18 | Stage 1 | Expected credit loss allowance | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	35	46
CMS 15–18 | Stage 2 | Gross drawn exposures | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	3,362	4,352
CMS 15–18 | Stage 2 | Expected credit loss allowance | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	194	239
CMS 15–18 | Stage 3 | Gross drawn exposures | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
CMS 15–18 | Stage 3 | Expected credit loss allowance | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
CMS 15–18 | POCI | Gross drawn exposures | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
CMS 15–18 | POCI | Expected credit loss allowance | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
CMS 19 | Gross drawn exposures | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	1,039	822
CMS 19 | Expected credit loss allowance | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	100	74
CMS 19 | Stage 1 | Gross drawn exposures | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	9	12
CMS 19 | Stage 1 | Expected credit loss allowance | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
CMS 19 | Stage 2 | Gross drawn exposures | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	1,030	810
CMS 19 | Stage 2 | Expected credit loss allowance | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	100	74
CMS 19 | Stage 3 | Gross drawn exposures | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
CMS 19 | Stage 3 | Expected credit loss allowance | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
CMS 19 | POCI | Gross drawn exposures | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
CMS 19 | POCI | Expected credit loss allowance | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
CMS 20–23 | Gross drawn exposures | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	3,292	3,348
CMS 20–23 | Expected credit loss allowance | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	1,166	1,069
CMS 20–23 | Stage 1 | Gross drawn exposures | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
CMS 20–23 | Stage 1 | Expected credit loss allowance | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
CMS 20–23 | Stage 2 | Gross drawn exposures | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
CMS 20–23 | Stage 2 | Expected credit loss allowance | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
CMS 20–23 | Stage 3 | Gross drawn exposures | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	3,292	3,348
CMS 20–23 | Stage 3 | Expected credit loss allowance | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	1,166	1,069
CMS 20–23 | POCI | Gross drawn exposures | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
CMS 20–23 | POCI | Expected credit loss allowance | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1–3 | Gross drawn exposures | Retail – UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	261,066	275,781
RMS 1–3 | Gross drawn exposures | Retail – credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	3,694	3,592
RMS 1–3 | Gross drawn exposures | Retail – loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	658	660
RMS 1–3 | Gross drawn exposures | Retail – UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	10,240	9,712
RMS 1–3 | Gross drawn exposures | Retail – other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	12,780	12,916
RMS 1–3 | Expected credit loss allowance | Retail – UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	212	261
RMS 1–3 | Expected credit loss allowance | Retail – credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	7	7
RMS 1–3 | Expected credit loss allowance | Retail – loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	2	2
RMS 1–3 | Expected credit loss allowance | Retail – UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	95	75
RMS 1–3 | Expected credit loss allowance | Retail – other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	5	13
RMS 1–3 | Stage 1 | Gross drawn exposures | Retail – UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	241,410	250,937
RMS 1–3 | Stage 1 | Gross drawn exposures | Retail – credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	3,691	3,587
RMS 1–3 | Stage 1 | Gross drawn exposures | Retail – loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	657	659
RMS 1–3 | Stage 1 | Gross drawn exposures | Retail – UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	9,488	8,969
RMS 1–3 | Stage 1 | Gross drawn exposures | Retail – other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	12,501	12,588
RMS 1–3 | Stage 1 | Expected credit loss allowance | Retail – UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	96	81
RMS 1–3 | Stage 1 | Expected credit loss allowance | Retail – credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	7	7
RMS 1–3 | Stage 1 | Expected credit loss allowance | Retail – loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	2	2
RMS 1–3 | Stage 1 | Expected credit loss allowance | Retail – UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	84	66
RMS 1–3 | Stage 1 | Expected credit loss allowance | Retail – other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	2	9
RMS 1–3 | Stage 2 | Gross drawn exposures | Retail – UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	19,656	24,844
RMS 1–3 | Stage 2 | Gross drawn exposures | Retail – credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	3	5
RMS 1–3 | Stage 2 | Gross drawn exposures | Retail – loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	1	1
RMS 1–3 | Stage 2 | Gross drawn exposures | Retail – UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	752	743
RMS 1–3 | Stage 2 | Gross drawn exposures | Retail – other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	279	328
RMS 1–3 | Stage 2 | Expected credit loss allowance | Retail – UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	116	180
RMS 1–3 | Stage 2 | Expected credit loss allowance | Retail – credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1–3 | Stage 2 | Expected credit loss allowance | Retail – loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1–3 | Stage 2 | Expected credit loss allowance | Retail – UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	11	9
RMS 1–3 | Stage 2 | Expected credit loss allowance | Retail – other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	3	4
RMS 1–3 | Stage 3 | Gross drawn exposures | Retail – UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1–3 | Stage 3 | Gross drawn exposures | Retail – credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1–3 | Stage 3 | Gross drawn exposures | Retail – loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1–3 | Stage 3 | Gross drawn exposures | Retail – UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1–3 | Stage 3 | Gross drawn exposures | Retail – other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1–3 | Stage 3 | Expected credit loss allowance | Retail – UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1–3 | Stage 3 | Expected credit loss allowance | Retail – credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1–3 | Stage 3 | Expected credit loss allowance | Retail – loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1–3 | Stage 3 | Expected credit loss allowance | Retail – UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1–3 | Stage 3 | Expected credit loss allowance | Retail – other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1–3 | POCI | Gross drawn exposures | Retail – UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1–3 | POCI | Gross drawn exposures | Retail – credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1–3 | POCI | Gross drawn exposures | Retail – loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1–3 | POCI | Gross drawn exposures | Retail – UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1–3 | POCI | Gross drawn exposures | Retail – other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1–3 | POCI | Expected credit loss allowance | Retail – UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1–3 | POCI | Expected credit loss allowance | Retail – credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1–3 | POCI | Expected credit loss allowance | Retail – loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1–3 | POCI | Expected credit loss allowance | Retail – UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1–3 | POCI | Expected credit loss allowance | Retail – other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 4–6 | Gross drawn exposures | Retail – UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	28,369	17,945
RMS 4–6 | Gross drawn exposures | Retail – credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	8,250	7,938
RMS 4–6 | Gross drawn exposures | Retail – loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	6,646	6,353
RMS 4–6 | Gross drawn exposures | Retail – UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	3,809	3,708
RMS 4–6 | Gross drawn exposures | Retail – other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	2,410	1,524
RMS 4–6 | Expected credit loss allowance | Retail – UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	209	150
RMS 4–6 | Expected credit loss allowance | Retail – credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	134	136
RMS 4–6 | Expected credit loss allowance | Retail – loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	125	114
RMS 4–6 | Expected credit loss allowance | Retail – UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	51	45
RMS 4–6 | Expected credit loss allowance | Retail – other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	28	15
RMS 4–6 | Stage 1 | Gross drawn exposures | Retail – UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	9,504	6,557
RMS 4–6 | Stage 1 | Gross drawn exposures | Retail – credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	6,941	6,497
RMS 4–6 | Stage 1 | Gross drawn exposures | Retail – loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	6,268	5,902
RMS 4–6 | Stage 1 | Gross drawn exposures | Retail – UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	2,835	2,778
RMS 4–6 | Stage 1 | Gross drawn exposures | Retail – other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	2,210	1,311
RMS 4–6 | Stage 1 | Expected credit loss allowance | Retail – UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	20	10
RMS 4–6 | Stage 1 | Expected credit loss allowance | Retail – credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	71	66
RMS 4–6 | Stage 1 | Expected credit loss allowance | Retail – loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	93	90
RMS 4–6 | Stage 1 | Expected credit loss allowance | Retail – UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	31	25
RMS 4–6 | Stage 1 | Expected credit loss allowance | Retail – other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	16	4
RMS 4–6 | Stage 2 | Gross drawn exposures | Retail – UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	18,865	11,388
RMS 4–6 | Stage 2 | Gross drawn exposures | Retail – credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	1,309	1,441
RMS 4–6 | Stage 2 | Gross drawn exposures | Retail – loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	378	451
RMS 4–6 | Stage 2 | Gross drawn exposures | Retail – UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	974	930
RMS 4–6 | Stage 2 | Gross drawn exposures | Retail – other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	200	213
RMS 4–6 | Stage 2 | Expected credit loss allowance | Retail – UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	189	140
RMS 4–6 | Stage 2 | Expected credit loss allowance | Retail – credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	63	70
RMS 4–6 | Stage 2 | Expected credit loss allowance | Retail – loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	32	24
RMS 4–6 | Stage 2 | Expected credit loss allowance | Retail – UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	20	20
RMS 4–6 | Stage 2 | Expected credit loss allowance | Retail – other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	12	11
RMS 4–6 | Stage 3 | Gross drawn exposures | Retail – UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 4–6 | Stage 3 | Gross drawn exposures | Retail – credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 4–6 | Stage 3 | Gross drawn exposures | Retail – loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 4–6 | Stage 3 | Gross drawn exposures | Retail – UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 4–6 | Stage 3 | Gross drawn exposures | Retail – other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 4–6 | Stage 3 | Expected credit loss allowance | Retail – UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 4–6 | Stage 3 | Expected credit loss allowance | Retail – credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 4–6 | Stage 3 | Expected credit loss allowance | Retail – loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 4–6 | Stage 3 | Expected credit loss allowance | Retail – UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 4–6 | Stage 3 | Expected credit loss allowance | Retail – other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 4–6 | POCI | Gross drawn exposures | Retail – UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 4–6 | POCI | Gross drawn exposures | Retail – credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 4–6 | POCI | Gross drawn exposures | Retail – loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 4–6 | POCI | Gross drawn exposures | Retail – UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 4–6 | POCI | Gross drawn exposures | Retail – other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 4–6 | POCI | Expected credit loss allowance | Retail – UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 4–6 | POCI | Expected credit loss allowance | Retail – credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 4–6 | POCI | Expected credit loss allowance | Retail – loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 4–6 | POCI | Expected credit loss allowance | Retail – UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 4–6 | POCI | Expected credit loss allowance | Retail – other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7–9 | Gross drawn exposures | Retail – UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	1,962	2,466
RMS 7–9 | Gross drawn exposures | Retail – credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	2,722	2,578
RMS 7–9 | Gross drawn exposures | Retail – loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	2,586	2,381
RMS 7–9 | Gross drawn exposures | Retail – UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	787	750
RMS 7–9 | Gross drawn exposures | Retail – other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	76	90
RMS 7–9 | Expected credit loss allowance | Retail – UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	47	72
RMS 7–9 | Expected credit loss allowance | Retail – credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	205	214
RMS 7–9 | Expected credit loss allowance | Retail – loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	149	152
RMS 7–9 | Expected credit loss allowance | Retail – UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	13	15
RMS 7–9 | Expected credit loss allowance | Retail – other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	3	3
RMS 7–9 | Stage 1 | Gross drawn exposures | Retail – UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	99	23
RMS 7–9 | Stage 1 | Gross drawn exposures | Retail – credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	1,571	1,332
RMS 7–9 | Stage 1 | Gross drawn exposures | Retail – loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	2,042	1,724
RMS 7–9 | Stage 1 | Gross drawn exposures | Retail – UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	512	425
RMS 7–9 | Stage 1 | Gross drawn exposures | Retail – other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7–9 | Stage 1 | Expected credit loss allowance | Retail – UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7–9 | Stage 1 | Expected credit loss allowance | Retail – credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	55	47
RMS 7–9 | Stage 1 | Expected credit loss allowance | Retail – loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	79	69
RMS 7–9 | Stage 1 | Expected credit loss allowance | Retail – UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	3	2
RMS 7–9 | Stage 1 | Expected credit loss allowance | Retail – other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7–9 | Stage 2 | Gross drawn exposures | Retail – UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	1,863	2,443
RMS 7–9 | Stage 2 | Gross drawn exposures | Retail – credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	1,151	1,246
RMS 7–9 | Stage 2 | Gross drawn exposures | Retail – loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	544	657
RMS 7–9 | Stage 2 | Gross drawn exposures | Retail – UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	275	325
RMS 7–9 | Stage 2 | Gross drawn exposures | Retail – other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	76	90
RMS 7–9 | Stage 2 | Expected credit loss allowance | Retail – UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	47	72
RMS 7–9 | Stage 2 | Expected credit loss allowance | Retail – credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	150	167
RMS 7–9 | Stage 2 | Expected credit loss allowance | Retail – loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	70	83
RMS 7–9 | Stage 2 | Expected credit loss allowance | Retail – UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	10	13
RMS 7–9 | Stage 2 | Expected credit loss allowance | Retail – other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	3	3
RMS 7–9 | Stage 3 | Gross drawn exposures | Retail – UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7–9 | Stage 3 | Gross drawn exposures | Retail – credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7–9 | Stage 3 | Gross drawn exposures | Retail – loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7–9 | Stage 3 | Gross drawn exposures | Retail – UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7–9 | Stage 3 | Gross drawn exposures | Retail – other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7–9 | Stage 3 | Expected credit loss allowance | Retail – UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7–9 | Stage 3 | Expected credit loss allowance | Retail – credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7–9 | Stage 3 | Expected credit loss allowance | Retail – loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7–9 | Stage 3 | Expected credit loss allowance | Retail – UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7–9 | Stage 3 | Expected credit loss allowance | Retail – other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7–9 | POCI | Gross drawn exposures | Retail – UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7–9 | POCI | Gross drawn exposures | Retail – credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7–9 | POCI | Gross drawn exposures | Retail – loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7–9 | POCI | Gross drawn exposures | Retail – UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7–9 | POCI | Gross drawn exposures | Retail – other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7–9 | POCI | Expected credit loss allowance | Retail – UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7–9 | POCI | Expected credit loss allowance | Retail – credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7–9 | POCI | Expected credit loss allowance | Retail – loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7–9 | POCI | Expected credit loss allowance | Retail – UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7–9 | POCI | Expected credit loss allowance | Retail – other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Gross drawn exposures | Retail – UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	940	734
RMS 10 | Gross drawn exposures | Retail – credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	241	227
RMS 10 | Gross drawn exposures | Retail – loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	268	252
RMS 10 | Gross drawn exposures | Retail – UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	60	99
RMS 10 | Gross drawn exposures | Retail – other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	6	5
RMS 10 | Expected credit loss allowance | Retail – UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	40	24
RMS 10 | Expected credit loss allowance | Retail – credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	54	52
RMS 10 | Expected credit loss allowance | Retail – loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	48	50
RMS 10 | Expected credit loss allowance | Retail – UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	5	8
RMS 10 | Expected credit loss allowance | Retail – other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 1 | Gross drawn exposures | Retail – UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 1 | Gross drawn exposures | Retail – credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	7	0
RMS 10 | Stage 1 | Gross drawn exposures | Retail – loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	80	53
RMS 10 | Stage 1 | Gross drawn exposures | Retail – UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 1 | Gross drawn exposures | Retail – other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 1 | Expected credit loss allowance | Retail – UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 1 | Expected credit loss allowance | Retail – credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	1	0
RMS 10 | Stage 1 | Expected credit loss allowance | Retail – loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	7	5
RMS 10 | Stage 1 | Expected credit loss allowance | Retail – UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 1 | Expected credit loss allowance | Retail – other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 2 | Gross drawn exposures | Retail – UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	940	734
RMS 10 | Stage 2 | Gross drawn exposures | Retail – credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	234	227
RMS 10 | Stage 2 | Gross drawn exposures | Retail – loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	188	199
RMS 10 | Stage 2 | Gross drawn exposures | Retail – UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	60	99
RMS 10 | Stage 2 | Gross drawn exposures | Retail – other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	6	5
RMS 10 | Stage 2 | Expected credit loss allowance | Retail – UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	40	24
RMS 10 | Stage 2 | Expected credit loss allowance | Retail – credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	53	52
RMS 10 | Stage 2 | Expected credit loss allowance | Retail – loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	41	45
RMS 10 | Stage 2 | Expected credit loss allowance | Retail – UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	5	8
RMS 10 | Stage 2 | Expected credit loss allowance | Retail – other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 3 | Gross drawn exposures | Retail – UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 3 | Gross drawn exposures | Retail – credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 3 | Gross drawn exposures | Retail – loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 3 | Gross drawn exposures | Retail – UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 3 | Gross drawn exposures | Retail – other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 3 | Expected credit loss allowance | Retail – UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 3 | Expected credit loss allowance | Retail – credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 3 | Expected credit loss allowance | Retail – loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 3 | Expected credit loss allowance | Retail – UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 3 | Expected credit loss allowance | Retail – other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | POCI | Gross drawn exposures | Retail – UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | POCI | Gross drawn exposures | Retail – credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | POCI | Gross drawn exposures | Retail – loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | POCI | Gross drawn exposures | Retail – UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | POCI | Gross drawn exposures | Retail – other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | POCI | Expected credit loss allowance | Retail – UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | POCI | Expected credit loss allowance | Retail – credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | POCI | Expected credit loss allowance | Retail – loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | POCI | Expected credit loss allowance | Retail – UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | POCI | Expected credit loss allowance | Retail – other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11–13 | Gross drawn exposures | Retail – UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	3,319	2,374
RMS 11–13 | Gross drawn exposures | Retail – credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	369	368
RMS 11–13 | Gross drawn exposures | Retail – loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	452	424
RMS 11–13 | Gross drawn exposures | Retail – UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	166	150
RMS 11–13 | Gross drawn exposures | Retail – other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	92	98
RMS 11–13 | Expected credit loss allowance | Retail – UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	180	136
RMS 11–13 | Expected credit loss allowance | Retail – credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	148	144
RMS 11–13 | Expected credit loss allowance | Retail – loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	170	166
RMS 11–13 | Expected credit loss allowance | Retail – UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	25	26
RMS 11–13 | Expected credit loss allowance | Retail – other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11–13 | Stage 1 | Gross drawn exposures | Retail – UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11–13 | Stage 1 | Gross drawn exposures | Retail – credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11–13 | Stage 1 | Gross drawn exposures | Retail – loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	28	19
RMS 11–13 | Stage 1 | Gross drawn exposures | Retail – UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	1	2
RMS 11–13 | Stage 1 | Gross drawn exposures | Retail – other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	86	91
RMS 11–13 | Stage 1 | Expected credit loss allowance | Retail – UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11–13 | Stage 1 | Expected credit loss allowance | Retail – credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11–13 | Stage 1 | Expected credit loss allowance | Retail – loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	5	3
RMS 11–13 | Stage 1 | Expected credit loss allowance | Retail – UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11–13 | Stage 1 | Expected credit loss allowance | Retail – other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11–13 | Stage 2 | Gross drawn exposures | Retail – UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	3,319	2,374
RMS 11–13 | Stage 2 | Gross drawn exposures | Retail – credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	369	368
RMS 11–13 | Stage 2 | Gross drawn exposures | Retail – loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	424	405
RMS 11–13 | Stage 2 | Gross drawn exposures | Retail – UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	165	148
RMS 11–13 | Stage 2 | Gross drawn exposures | Retail – other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	6	7
RMS 11–13 | Stage 2 | Expected credit loss allowance | Retail – UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	180	136
RMS 11–13 | Stage 2 | Expected credit loss allowance | Retail – credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	148	144
RMS 11–13 | Stage 2 | Expected credit loss allowance | Retail – loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	165	163
RMS 11–13 | Stage 2 | Expected credit loss allowance | Retail – UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	25	26
RMS 11–13 | Stage 2 | Expected credit loss allowance | Retail – other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11–13 | Stage 3 | Gross drawn exposures | Retail – UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11–13 | Stage 3 | Gross drawn exposures | Retail – credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11–13 | Stage 3 | Gross drawn exposures | Retail – loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11–13 | Stage 3 | Gross drawn exposures | Retail – UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11–13 | Stage 3 | Gross drawn exposures | Retail – other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11–13 | Stage 3 | Expected credit loss allowance | Retail – UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11–13 | Stage 3 | Expected credit loss allowance | Retail – credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11–13 | Stage 3 | Expected credit loss allowance | Retail – loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11–13 | Stage 3 | Expected credit loss allowance | Retail – UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11–13 | Stage 3 | Expected credit loss allowance | Retail – other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11–13 | POCI | Gross drawn exposures | Retail – UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11–13 | POCI | Gross drawn exposures | Retail – credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11–13 | POCI | Gross drawn exposures | Retail – loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11–13 | POCI | Gross drawn exposures | Retail – UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11–13 | POCI | Gross drawn exposures | Retail – other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11–13 | POCI | Expected credit loss allowance | Retail – UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11–13 | POCI | Expected credit loss allowance | Retail – credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11–13 | POCI | Expected credit loss allowance | Retail – loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11–13 | POCI | Expected credit loss allowance | Retail – UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11–13 | POCI | Expected credit loss allowance | Retail – other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Gross drawn exposures | Retail – UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	12,115	13,038
RMS 14 | Gross drawn exposures | Retail – credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	302	289
RMS 14 | Gross drawn exposures | Retail – loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	242	247
RMS 14 | Gross drawn exposures | Retail – UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	122	154
RMS 14 | Gross drawn exposures | Retail – other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	131	157
RMS 14 | Expected credit loss allowance | Retail – UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	641	564
RMS 14 | Expected credit loss allowance | Retail – credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	123	113
RMS 14 | Expected credit loss allowance | Retail – loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	128	126
RMS 14 | Expected credit loss allowance | Retail – UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	60	81
RMS 14 | Expected credit loss allowance | Retail – other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	51	52
RMS 14 | Stage 1 | Gross drawn exposures | Retail – UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 1 | Gross drawn exposures | Retail – credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 1 | Gross drawn exposures | Retail – loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 1 | Gross drawn exposures | Retail – UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 1 | Gross drawn exposures | Retail – other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 1 | Expected credit loss allowance | Retail – UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 1 | Expected credit loss allowance | Retail – credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 1 | Expected credit loss allowance | Retail – loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 1 | Expected credit loss allowance | Retail – UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 1 | Expected credit loss allowance | Retail – other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 2 | Gross drawn exposures | Retail – UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 2 | Gross drawn exposures | Retail – credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 2 | Gross drawn exposures | Retail – loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 2 | Gross drawn exposures | Retail – UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 2 | Gross drawn exposures | Retail – other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 2 | Expected credit loss allowance | Retail – UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 2 | Expected credit loss allowance | Retail – credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 2 | Expected credit loss allowance | Retail – loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 2 | Expected credit loss allowance | Retail – UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 2 | Expected credit loss allowance | Retail – other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 3 | Gross drawn exposures | Retail – UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	3,766	3,416
RMS 14 | Stage 3 | Gross drawn exposures | Retail – credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	302	289
RMS 14 | Stage 3 | Gross drawn exposures | Retail – loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	242	247
RMS 14 | Stage 3 | Gross drawn exposures | Retail – UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	122	154
RMS 14 | Stage 3 | Gross drawn exposures | Retail – other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	131	157
RMS 14 | Stage 3 | Expected credit loss allowance | Retail – UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	366	311
RMS 14 | Stage 3 | Expected credit loss allowance | Retail – credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	123	113
RMS 14 | Stage 3 | Expected credit loss allowance | Retail – loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	128	126
RMS 14 | Stage 3 | Expected credit loss allowance | Retail – UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	60	81
RMS 14 | Stage 3 | Expected credit loss allowance | Retail – other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	51	52
RMS 14 | POCI | Gross drawn exposures | Retail – UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	8,349	9,622
RMS 14 | POCI | Gross drawn exposures | Retail – credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | POCI | Gross drawn exposures | Retail – loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | POCI | Gross drawn exposures | Retail – UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | POCI | Gross drawn exposures | Retail – other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | POCI | Expected credit loss allowance | Retail – UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	275	253
RMS 14 | POCI | Expected credit loss allowance | Retail – credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | POCI | Expected credit loss allowance | Retail – loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | POCI | Expected credit loss allowance | Retail – UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | POCI | Expected credit loss allowance | Retail – other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	£ 0	£ 0